LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
LEASE LIABILITIES
LEASE LIABILITIES

13.LEASE LIABILITIES

	December 31, 2024	December 31, 2023
	$	$
Opening balance	2,087	2,817
New liabilities and modifications of leases	80	(300)
Principal repayment	(457)	(430)
Ending balance	1,710	2,087
Current portion	470	451
Non-current portion	1,240	1,636

The Company elected not to apply the IFRS 16 leases requirement for its leases with terms of 12 months or less and the leases for which the underlying asset is of low value. A total of $590 was expensed in the statement of loss and comprehensive loss for the year ended December 31, 2024 in connection with these exemptions ($393 in 2023).